Significant Acquisition Transactions - Schedule of Business Acquisitions (Detail) (Parenthetical) - Ruisha Technology ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Business Acquisition [Line Items]
Business combination recognized identifiable assets acquired and liabilities assumed cash and cash equivalents	¥ 13,868
Business combination assets acquired and liabilities assumed current assets other	8,427
Business combination recognized indentifiable assets acquired and liabilities assumed property plant and equipment	91
Business combination identifiable assets acquired and liabilities assumed intangible assets other than goodwill	39
Business combination recognized identifiable assets acquired and liabilities assumed other non current assets	91
Business combination recognized indentfiable assets acquired and liabilities assumed current liabilities account payable	465
Business combination recognized indentifiable assets acquired and liabilities assumed salaries and welfare payable	123
Business combination recognized indentifiable assets acquired and liabilities assumed advances from customers	156
Business combination recognized identifiable assets acquired and liabilities assumed current liabilities taxes payable	277
Business combination recognized identifiable assets acquired and liabilities assumed current liabilities other	8,617
Business combination recognized identifiable assets acquired and liabilities assumed non current liabilities other	¥ 239